Provisions for Asset Retirement, Environmental and Other Obligations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Risk-Free Rate and Expected Cash Flow Payments

The risk-free rate and expected cash flow payments for asset retirement obligations at December 31 were as follows:

2017	Risk-Free Rate	Cash Flow Payments [1]
Phosphate	2.16%-2.74%	1-85 years
Potash	5%	40-360 years

2016
Phosphate	1.86%-3.06%	1-85 years
Potash	5%	50-340 years

[1] Timeframe in which payments are expected to principally occur from December 31, with the majority of phosphate payments taking place over the next 35 years. Changes in years can result from changes to the mine life and/or changes in the rate in tailing volumes.

Summary of Sensitivity of Asset Retirement Obligations to Changes in Discount Rate and Inflation Rate on Recorded Liability

Sensitivity of asset retirement obligations to changes in the discount rate and inflation rate on the recorded liability as at December 31, 2017 is as follows:

	Undiscounted Cash Flows		Discounted Cash Flows	Discount Rate		Inflation Rate
				+0.5%	-0.5%	+0.5%	-0.5%
Potash obligation [1]	$ 1,017	[2]	$114	$ (25)	$37	$39	$ (27)
Nitrogen obligation	62		3	(1)	1	1	(1)
Phosphate obligation	954		608	(36)	42	43	(37)

[1] Stated in millions of Canadian dollars.

[2] Represents total undiscounted cash flows in the first year of decommissioning. Excludes subsequent years of tailings dissolution, fine tails capping, tailings management area reclamation, post reclamation activities and monitoring, and final decommissioning, which are estimated to take an additional 92-292 years.

Summary of Reconciliation of Asset Retirement, Environmental Restoration and Other Obligations

Following is a reconciliation of asset retirement, environmental restoration and other obligations:

	Asset Retirement Obligations	Environmental Restoration Obligations	Subtotal	Other Obligations	Total

Balance – December 31, 2016	$678	$23	$701	$3	$704
Charged to income
New obligations	3	2	5	–	5
Change in discount rate	1	–	1	–	1
Change in other estimates	15	(2)	13	–	13
Unwinding of discount	17	–	17	–	17
Capitalized to property, plant and equipment
Change in discount rate	11	–	11	–	11
Change in other estimates	4	–	4	–	4
Settled during period	(33)	(2)	(35)	–	(35)
Exchange differences	6	–	6	–	6

Balance – December 31, 2017	$702	$21	$723	$3	$726

Balance as at December 31, 2017 comprised of:
Current liabilities
Payables and accrued charges (Note 16)	$67	$5	$72	$3	$75
Non-current liabilities
Asset retirement obligations and accrued environmental costs	635	16	651	–	651

Balance – December 31, 2015	$637	$22	$659	$6	$665
Charged to income
New obligations	3	3	6	1	7
Change in discount rate	9	–	9	–	9
Change in other estimates	42	–	42	–	42
Unwinding of discount	14	–	14	–	14
Capitalized to property, plant and equipment
Change in discount rate	11	–	11	–	11
Change in other estimates	1	–	1	–	1
Settled during period	(40)	(2)	(42)	(4)	(46)
Exchange differences	1	–	1	–	1

Balance – December 31, 2016	$678	$23	$701	$3	$704

Balance as at December 31, 2016 comprised of:
Current liabilities
Payables and accrued charges (Note 16)	$51	$7	$58	$3	$61
Non-current liabilities
Asset retirement obligations and accrued environmental costs	627	16	643	–	643